SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENT
SUBSEQUENT EVENT

18.SUBSEQUENT EVENT

The Company entered into agreements to complete a non-brokered private placement of up to 233,333,333 units at a price of $0.075 cents unit for gross proceeds of $17.5 million. Each unit will consist of one common share and one-half of one common share purchase warrant of the Company. Each warrant will entitle the holder to acquire one common share of the Company at $0.12 on the date that is 24 months following its issuance date.

On April 19, 2018, the Company announced closing of the non-brokered private placement and raised an aggregate gross proceeds of $17.5 million through the issuance of 233,333,333 units at a price of $0.075 per unit.

On March 1, 2018, the Company granted incentive stock options to certain directors, officers, employees and consultants of the Company to purchase up to 5,725,000 common shares in the capital of the Company.  All options are exercisable for a period of five years at an exercise price of $0.12 per share.